Related Party Transactions and Balances - Schedule of Fund Advance to Director and Related Parties (Details)	12 Months Ended
	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)
Related Party Transaction [Line Items]
Advance to related parties, Total	$ 1,556,765	$ 200,085
Advance from related parties, Total			7,536,359
Wai Lau [Member]
Related Party Transaction [Line Items]
Advance to related parties, Relationship	Ms. Wai Lau is a director, CEO and shareholder of the Company
Advance to related parties, Total	$ 1,556,765	200,085
Advance from related parties, Relationship	Ms. Wai Lau is a director, CEO and shareholder of the Company
Advance from related parties, Total			6,358,430
Shenzhen Huiyue Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Advance from related parties, Relationship	An entity wholly owned by Ms. Wai Lau
Advance from related parties, Total			$ 1,177,929